Capital Management - Summary Of Net Debt And Corresponding Gearing Ratios (Detail) - BRL (R$)	Sep. 30, 2020	Dec. 31, 2019	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Net Debt And Corresponding Gearing Ratios [Abstract]
Borrowings and lease liabilities	R$ 511,981,000	R$ 637,484,000		R$ 469,609,000
Debentures	338,693,000	835,230,000		406,538,000
Total debt	850,674,000	1,472,714,000	R$ 1,481,962,000	876,147,000	R$ 867,024,000
Cash	(642,491,000)	(109,922,000)	(70,483,000)	(68,407,000)	(153,218,000)
Securities purchased under agreements to resell	0	(654,057,000)	(684,964,000)	(488,809,000)	(420,958,000)
Certificate deposits (Securities)	(105,204,000)	(123,817,000)	R$ (90,530,000)	(69,647,000)	R$ (261,317,000)
Net debt	102,979,000	584,918,000		249,284,000
Total equity	8,669,470,000	7,153,396,000		2,084,777,000
Total capital	8,772,449,000	7,738,313,000		2,334,061,000
Gearing ratio %	R$ 1.17	R$ 7.56		R$ 10.68